DEPOSITS BY CUSTOMERS - Maturity of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
DEPOSITS BY CUSTOMERS
Carrying value	$ 98,686,516	$ 87,138,067
Fair value	100,085,855	85,649,548
Less than 1 year
DEPOSITS BY CUSTOMERS
Carrying value	71,178,788	60,256,684
Fair value	71,315,171	60,113,046
Between 1 and 3 years
DEPOSITS BY CUSTOMERS
Carrying value	13,715,792	14,930,613
Fair value	13,949,647	14,621,696
Between 3 and 5 years
DEPOSITS BY CUSTOMERS
Carrying value	3,197,528	4,318,988
Fair value	3,256,102	4,017,350
Greater than 5 years
DEPOSITS BY CUSTOMERS
Carrying value	10,594,408	7,631,782
Fair value	$ 11,564,935	$ 6,897,456